Income (Loss) Per Share (Details) - Schedule of computation of basic and diluted net loss per share - AutoLotto, Inc. [Member] - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income (Loss) Per Share (Details) - Schedule of computation of basic and diluted net loss per share [Line Items]
Net loss attributable to common stockholders	$ 11,152,848	$ (1,160,185)	$ 3,562,699	$ (4,145,193)	$ (5,812,663)	$ (10,836,586)
Basic and dilutive weighted average outstanding shares of common stock					5,158,607	5,158,607
Basic and diluted net loss per share of common stock					$ (1.13)	$ (2.1)